Business and Credit Concentration (Details)	12 Months Ended
	Sep. 30, 2013 item	Sep. 30, 2012 item	Sep. 30, 2011 item
Net sales | One customer
Business and Credit Concentration
Number of customers	1	1	1
Net sales | Customer concentration risk | Customer A
Business and Credit Concentration
Percentage of concentration risk	13.00%	14.00%	15.00%
Net sales | Customer concentration risk | Customer A | Wholesale/US Nutrition Segment
Business and Credit Concentration
Percentage of concentration risk	21.00%	23.00%	25.00%
Gross accounts receivable | Customer concentration risk | Customer A | Wholesale/US Nutrition Segment
Business and Credit Concentration
Percentage of concentration risk	12.00%	18.00%
Gross accounts receivable | Customer concentration risk | Customer B | Wholesale/US Nutrition Segment
Business and Credit Concentration
Percentage of concentration risk	11.00%	9.00%